Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash Equivalents And Restricted Cash [Abstract]
Schedule of reconciliation of cash, cash equivalents and restricted cash
	December 31,
	2020	2019
	(U.S. Dollars in thousands)
Cash and cash equivalents	213,468	8,072
Restricted bank deposit	316	145
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	213,784	8,217